Business Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Services	$ 766,927	$ 976,327	$ 1,213,026	$ 1,551,724	$ 4,201,414	$ 4,631,507
Sales of parts and equipment	316,976	615,836	605,047	852,810	2,178,611	2,702,340
Furniture and appliances revenue	16,471,014	10,616,050	26,148,192	10,616,050	34,668,113
Total Revenue	17,554,917	12,208,213	27,966,265	13,020,584	41,048,138	7,333,847
Total cost of sales	13,882,672	9,331,976	22,249,110	9,545,726	30,426,194	2,370,757
Total operating expenses	5,132,671	3,671,123	9,251,910	5,031,254	13,657,937	6,481,685
Loss from operations	(1,460,426)	(794,886)	(3,534,755)	(1,556,396)	(3,035,993)	(1,518,595)
Retail & Appliances [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue	16,471,014	10,616,050	26,148,192	10,616,050	34,668,113
Total Revenue	16,471,014	10,616,050	26,148,192	10,616,050	34,668,113
Total cost of sales	13,609,051	8,772,572	21,720,221	8,772,572	28,596,127
Total operating expenses	3,549,965	2,193,887	6,431,104	2,193,887	7,789,224
Loss from operations	(688,002)	(350,409)	(2,003,125)	(350,409)	(1,717,238)
Land Management Services [Member]
Revenue
Services	766,927	976,327	1,213,026	1,551,724	4,201,414	4,631,507
Sales of parts and equipment	316,976	615,836	605,047	852,810	2,178,611	2,702,340
Furniture and appliances revenue
Total Revenue	1,083,903	1,592,163	1,818,073	2,404,534	6,380,025	7,333,847
Total cost of sales	273,621	559,404	528,889	773,154	1,830,067	2,370,757
Total operating expenses	1,100,338	1,437,654	2,299,153	2,757,490	5,707,272	6,161,835
Loss from operations	(290,056)	(404,895)	(1,009,969)	(1,126,110)	(1,157,314)	(1,198,745)
Corporate Services [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue
Total Revenue
Total cost of sales
Total operating expenses	482,368	39,582	521,653	79,877	161,441	319,850
Loss from operations	$ (482,368)	$ (39,582)	$ (521,653)	$ (79,877)	$ (161,441)	$ (319,850)